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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21331

Evergreen Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Multi-Sector Income Fund, for the quarter ended January 31, 2010. This series has October 31 fiscal year end.

Date of reporting period: January 31, 2010

Item 1 – Schedule of Investments

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.5%
FIXED-RATE 0.2%
FNMA:
Ser. 2001-25, Class Z, 6.00%, 06/25/2031	$919,563	$975,114
Ser. 2001-51, Class P, 6.00%, 08/25/2030	154,319	155,010

		1,130,124

FLOATING-RATE 2.3%
FHLMC:
Ser. 0196, Class A, 1.05%, 12/15/2021	116,988	118,258
Ser. 2390, Class FD, 0.68%, 12/15/2031	120,497	119,842
Ser. 2411, Class F, 0.78%, 02/15/2032	157,208	156,435
Ser. 2431, Class F, 0.73%, 03/15/2032	5,409,019	5,387,311
Ser. 2567, Class FH, 0.63%, 02/15/2033	310,592	309,093
FNMA:
Ser. 1996-46, Class FA, 0.75%, 08/25/2021	69,475	68,951
Ser. 2001-35, Class F, 0.83%, 07/25/2031	44,878	44,788
Ser. 2001-57, Class F, 0.73%, 06/25/2031	45,182	44,993
Ser. 2002-77, Class FH, 0.63%, 12/18/2032	280,119	278,230
Ser. 2002-95, Class FK, 0.73%, 01/25/2033	6,817,716	6,810,711
Ser. 2002-97, Class FR, 0.78%, 01/25/2033	103,778	103,577
Ser. 2003-W8, Class 3F2, 0.58%, 05/25/2042	1,541,230	1,396,779
Ser. G91-16, Class F, 0.70%, 06/25/2021	82,600	82,527
Ser. G92-17, Class F, 1.30%, 03/25/2022	156,360	159,738
GNMA, Ser. 2001-61, Class FA, 0.73%, 09/20/2030	53,583	53,551

		15,134,784

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $16,522,362)		16,264,908

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 26.0%
FIXED-RATE 0.4%
FHLMC, 8.50%, 04/01/2015-07/01/2028	288,559	323,150
FNMA:
6.00%, 04/01/2033	430,294	465,244
6.50%, 11/01/2032	68,908	75,067
7.50%, 07/01/2017-07/01/2032	779,720	857,750
8.00%, 12/01/2024-06/01/2030	227,104	254,356
12.00%, 01/01/2016	32,409	35,870
GNMA:
6.50%, 06/15/2028	86,580	94,892
7.25%, 07/15/2017-05/15/2018	718,247	783,037

		2,889,366

FLOATING-RATE 25.6%
FHLB:
3.19%, 12/01/2034	8,914,427	9,170,654
3.22%, 06/01/2035	3,955,338	4,079,575
3.47%, 11/01/2030	585,744	606,737
3.77%, 07/01/2033	302,152	313,623
FHLMC:
2.74%, 10/01/2030	23,472	23,792
2.99%, 04/01/2034	17,484,921	18,001,502
3.27%, 09/01/2032	636,411	661,900
3.33%, 10/01/2033	222,674	231,793
3.37%, 10/01/2030	397,642	409,382
3.45%, 08/01/2030	494,935	512,749
3.50%, 10/01/2024	50,625	51,671
3.59%, 10/01/2022	82,518	81,837
3.70%, 07/01/2032	604,390	625,449
3.85%, 06/01/2033	275,497	284,694

1

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
3.89%, 12/01/2026	$101,477	$100,683
4.07%, 05/01/2019	4,760	4,773
4.10%, 10/01/2037	3,662,383	3,787,728
5.03%, 06/01/2018	63,961	65,765
5.06%, 12/01/2035	4,730,633	4,905,791
5.07%, 07/01/2035	625,563	657,365
5.91%, 01/01/2027	263,328	270,386
8.50%, 03/01/2030	110,705	122,097
FNMA:
1.35%, 04/01/2028	113,767	114,138
1.69%, 10/01/2034	301,725	298,532
2.42%, 12/01/2035	4,666,775	4,782,324
2.43%, 10/01/2035	3,361,458	3,444,621
2.59%, 12/01/2031	88,147	90,258
2.65%, 06/01/2029	380,285	388,072
2.73%, 03/01/2033	171,800	174,844
2.74%, 08/01/2036	5,888,900	6,015,983
2.77%, 07/01/2038	283,202	289,840
2.83%, 12/01/2026	124,372	128,903
2.85%, 05/01/2030-04/01/2034	5,848,119	6,033,864
2.875%, 04/01/2019	10,217	10,305
2.88%, 01/01/2026	403,266	416,545
2.91%, 03/01/2035-04/01/2036	12,749,004	13,216,459
2.94%, 10/01/2034	13,905,919	14,172,978
2.95%, 01/01/2036	3,567,588	3,694,119
2.97%, 07/01/2036	5,187,912	5,424,503
3.02%, 07/01/2038	3,124,459	3,217,225
3.05%, 06/01/2031	145,241	152,112
3.06%, 07/01/2026-01/01/2038	4,975,303	4,973,201
3.07%, 02/01/2038	394,562	410,725
3.09%, 05/01/2035	4,764,559	4,972,437
3.12%, 08/01/2030	261,829	273,724
3.13%, 06/01/2024	188,905	194,874
3.16%, 09/01/2027	194,934	199,997
3.18%, 02/01/2035	1,172,502	1,180,862
3.25%, 01/01/2017	55,444	56,025
3.29%, 05/01/2036	13,429,899	14,042,667
3.34%, 12/01/2017	812,510	841,986
3.35%, 04/01/2017	2,332,165	2,416,691
3.42%, 07/01/2030	109,994	112,111
3.49%, 12/01/2028	47,038	47,947
3.57%, 02/01/2017	1,958,368	2,016,015
3.62%, 08/01/2028	78,014	80,029
3.64%, 01/01/2015	35,617	36,623
3.73%, 09/01/2032	208,264	214,911
3.75%, 12/01/2016	10,464	10,629
3.80%, 03/01/2034	707,223	731,060
3.81%, 01/01/2030	74,114	78,663
3.92%, 04/01/2033	151,154	156,635
3.93%, 07/01/2033	140,573	141,310
4.04%, 10/01/2029	124,671	129,758
4.22%, 07/01/2038	3,088,691	3,212,501
4.27%, 02/01/2035	7,103,233	7,305,533
4.50%, 03/01/2034	24,867	25,810
4.61%, 04/01/2031	722,897	744,495

2

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.77%, 12/01/2036	$54,125	$54,971
4.85%, 04/01/2034	3,890,349	4,016,572
4.95%, 01/01/2034	497,761	505,396
5.00%, 12/01/2034	1,602,400	1,655,112
5.11%, 12/01/2022	14,634	15,005
5.27%, 04/01/2025	128,066	132,690
5.37%, 02/01/2036	2,663,169	2,793,900
5.55%, 09/01/2024	11,591	11,913
5.64%, 08/01/2027	299,369	309,423
5.82%, 11/01/2024	251,007	260,783
6.00%, 05/01/2021-08/01/2021	17,789	18,581
6.11%, 12/01/2013	333,174	338,901
6.14%, 12/01/2020	113,274	118,184
6.25%, 09/01/2037	3,763,023	4,026,434
6.61%, 09/01/2032	3,735,503	3,866,960

		169,767,615

Total Agency Mortgage-Backed Pass Through Securities (cost $170,983,807)		172,656,981

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.7%
FIXED-RATE 0.7%
FHLMC, 5.87%, 02/01/2037	4,027,270	4,273,507
FNMA, Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	314,428	355,893

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $4,406,847)		4,629,400

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.5%
FIXED-RATE 0.3%
Bear Stearns Comml. Mtge. Securities Trust, Ser. 2007-PW15, Class A4, 5.33%, 02/11/2044	1,155,000	1,030,961
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG9, Class AM, 5.48%, 03/10/2039	200,000	164,288
Morgan Stanley Capital I Trust, Ser. 2006-HQ10, Class AM, 5.36%, 11/21/2041	775,000	674,015

		1,869,264

FLOATING-RATE 1.2%
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class A4, 5.70%, 12/10/2049	1,875,000	1,770,149
GE Comml. Mtge. Trust:
Ser. 2006-C7, Class AM, 5.79%, 06/10/2046	2,875,000	2,534,986
Ser. 2007-C9, Class A4, 5.82%, 12/10/2049	690,000	654,828
Morgan Stanley Capital I Trust:
Ser. 2006-IQ11, Class AM, 5.78%, 10/15/2042	240,000	206,136
Ser. 2007-2A, Class 2A, 5.81%, 08/12/2045 144A	4,505,000	3,128,399

		8,294,498

Total Commercial Mortgage-Backed Securities (cost $7,272,926)		10,163,762

CORPORATE BONDS 48.8%
CONSUMER DISCRETIONARY 8.4%
Auto Components 0.9%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	2,085,000	1,876,500
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	1,180,000	1,221,300
8.625%, 12/01/2011	690,000	714,150
9.00%, 07/01/2015	237,000	244,110
10.50%, 05/15/2016	1,180,000	1,280,300
Metaldyne Corp., FRN, 5.28%, 04/09/2014	506,870	408,654

		5,745,014

3

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Diversified Consumer Services 0.8%
Carriage Services, Inc., 7.875%, 01/15/2015	$1,450,000	$1,381,125
Service Corporation International:
6.75%, 04/01/2015	95,000	93,575
7.50%, 04/01/2027	1,815,000	1,678,875
8.00%, 11/15/2021	475,000	475,594
StoneMor Partners, LP, 10.25%, 12/01/2017 144A	1,910,000	1,986,400

		5,615,569

Hotels, Restaurants & Leisure 1.6%
Boyd Gaming Corp.:
7.125%, 02/01/2016	830,000	740,775
7.75%, 12/15/2012	95,000	95,475
Caesars Entertainment, Inc., 7.875%, 03/15/2010	785,000	786,963
Harrahs Entertainment Corp.:
10.00%, 12/15/2018	250,000	198,750
11.25%, 06/01/2017	2,025,000	2,151,562
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 + •	910,000	448,175
Landry’s Restaurants, Inc., 11.625%, 12/01/2015 144A	115,000	123,625
MGM MIRAGE:
6.625%, 07/15/2015	500,000	413,750
8.50%, 09/15/2010	780,000	783,900
11.125%, 11/15/2017 144A	285,000	320,625
11.375%, 03/01/2018 144A	320,000	302,400
Pinnacle Entertainment, Inc., 7.50%, 06/15/2015	1,170,000	1,082,250
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	60,000	62,625
Scientific Games Corp., 9.25%, 06/15/2019 144A	610,000	642,025
Seneca Gaming Corp., 7.25%, 05/01/2012	205,000	199,875
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	1,245,000	983,550
Speedway Motorsports, Inc., 8.75%, 06/01/2016	950,000	1,009,375
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 •	2,709,000	81,270
Universal City Development Partners, Ltd.:
8.875%, 11/15/2015 144A	60,000	60,450
10.875%, 11/15/2016 144A	60,000	62,100
Wynn Resorts, Ltd., 7.875%, 11/01/2017 144A	50,000	50,000

		10,599,520

Household Durables 0.9%
D.R. Horton, Inc., 9.75%, 09/15/2010	2,190,000	2,261,175
Lennar Corp.:
5.125%, 10/01/2010	530,000	533,975
12.25%, 06/01/2017	60,000	73,200
Libbey, Inc.:
10.00%, 02/15/2015 144A	455,000	457,275
FRN, 7.48%, 06/01/2011	715,000	732,875
Meritage Homes Corp., 7.00%, 05/01/2014	435,000	418,144
Newell Rubbermaid, Inc., 10.60%, 04/15/2019	960,000	1,244,088
Sealy Corp., 10.875%, 04/15/2016 144A	75,000	84,000

		5,804,732

Internet & Catalog Retail 0.1%
QVC, Inc., 7.50%, 10/01/2019 144A	390,000	399,750
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016	495,000	540,787

		940,537

Media 3.0%
Cablevision Systems Corp., 8.625%, 09/15/2017 144A	95,000	98,325
CCH II, LLC, 13.50%, 11/30/2016	5,585,929	6,717,080

4

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
CCO Holdings, LLC, 8.75%, 11/15/2013 •	$3,865,000	$3,918,144
Charter Communications, Inc., Step Bond:
8.00%, 04/30/2012 144A • ††	1,914,000	2,000,130
10.875%, 09/15/2014 144A • ††	4,715,000	5,280,800
Clear Channel Communications, Inc., 9.25%, 12/15/2017 144A	425,000	437,112
DISH DBS, Corp., 7.875%, 09/01/2019	280,000	289,100
Lamar Media Corp.:
6.625%, 08/15/2015	90,000	86,625
7.25%, 01/01/2013	180,000	180,000
9.75%, 04/01/2014	60,000	65,700
Regal Cinemas, Inc., 8.625%, 07/15/2019	25,000	25,813
Salem Communications Corp., 9.625%, 12/15/2016 144A	235,000	247,925
Sirius XM Radio, Inc., 9.625%, 08/01/2013	165,000	168,300
WMG Acquisition Corp., 9.50%, 06/15/2016 144A	60,000	64,350
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	425,000	466,437
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	2,121,000	14,847
10.00%, 03/01/2011 •	1,540,000	10,780

		20,071,468

Multiline Retail 0.1%
Macy’s, Inc.:
5.90%, 12/01/2016	55,000	52,525
8.875%, 07/15/2015	150,000	163,500
Neiman Marcus Group, Inc., 9.75%, 10/15/2015 @	50,000	48,625
Saks, Inc., 9.875%, 10/01/2011	585,000	612,787

		877,437

Specialty Retail 0.5%
American Achievement Corp.:
8.25%, 04/01/2012 144A	2,800,000	2,793,000
Sr. Disc. Note, Step Bond, 10.25%, 10/01/2012 †	205,000	205,256

		2,998,256

Textiles, Apparel & Luxury Goods 0.5%
Oxford Industries, Inc., 11.375%, 07/15/2015	1,600,000	1,792,000
Visant Corp., 7.625%, 10/01/2012	1,495,000	1,502,475

		3,294,475

CONSUMER STAPLES 1.9%
Beverages 0.4%
Anheuser-Busch InBev, 6.875%, 11/15/2019 144A	2,000,000	2,268,928

Food Products 1.4%
Del Monte Foods Co.:
6.75%, 02/15/2015	25,000	25,563
7.50%, 10/15/2019 144A	1,665,000	1,710,787
Dole Food Company, Inc.:
8.00%, 10/01/2016 144A	660,000	683,100
13.875%, 03/15/2014 144A	1,256,000	1,500,920
Fage USA Dairy Industry, Inc., 9.875%, 02/01/2020 144A	1,330,000	1,244,232
Smithfield Foods, Inc.:
7.00%, 08/01/2011	1,490,000	1,490,000
10.00%, 07/15/2014 144A	1,200,000	1,306,500
Tyson Foods, Inc.:
7.85%, 04/01/2016	790,000	829,500
10.50%, 03/01/2014	60,000	69,300
Viskase, Inc., 9.875%, 01/15/2018 144A	695,000	695,000

		9,554,902

5

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Tobacco 0.1%
Altria Group, Inc., 10.20%, 02/06/2039	$460,000	$619,194

ENERGY 7.2%
Energy Equipment & Services 2.0%
Basic Energy Services, Inc., 11.625%, 08/01/2014	365,000	396,025
Bristow Group, Inc.:
6.125%, 06/15/2013	110,000	109,450
7.50%, 09/15/2017	1,355,000	1,365,163
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	2,535,000	2,439,937
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,500,000	1,488,750
Hercules Offshore, Inc., 10.50%, 10/15/2017 144A	660,000	686,400
Hornbeck Offshore Services, Inc.:
8.00%, 09/01/2017 144A	1,295,000	1,307,950
Ser. B, 6.125%, 12/01/2014	1,785,000	1,700,213
Parker Drilling Co., 9.625%, 10/01/2013	884,000	908,310
PHI, Inc., 7.125%, 04/15/2013	2,040,000	2,019,600
SEACOR Holdings, Inc., 7.375%, 10/01/2019	415,000	431,601

		12,853,399

Oil, Gas & Consumable Fuels 5.2%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014 144A	1,245,000	1,145,400
Aquilex Holdings, LLC, 11.125%, 12/15/2016 144A	215,000	223,600
Arch Coal, Inc., 8.75%, 08/01/2016 144A	45,000	47,925
Atlas Energy Resources, LLC, 12.125%, 08/01/2017	415,000	468,950
Chesapeake Energy Corp.:
6.875%, 01/15/2016	4,170,000	4,107,450
9.50%, 02/15/2015	1,470,000	1,602,300
El Paso Corp.:
7.42%, 02/15/2037	1,670,000	1,478,815
12.00%, 12/12/2013	445,000	529,550
Exco Resources, Inc., 7.25%, 01/15/2011	2,970,000	2,970,000
Ferrellgas Partners, LP:
8.75%, 06/15/2012	450,000	451,125
9.125%, 10/01/2017 144A	290,000	308,125
Forest Oil Corp.:
7.25%, 06/15/2019	895,000	899,475
8.50%, 02/15/2014	535,000	561,750
General Maritime Corp., 12.00%, 11/15/2017 144A	685,000	715,825
Holly Corp., 9.875%, 06/15/2017 144A	1,695,000	1,796,700
Murray Energy Corp., 10.25%, 10/15/2015 144A	675,000	686,812
Newfield Exploration Co., 6.625%, 04/15/2016	100,000	100,000
Nustar Logistics, LP, 7.65%, 04/15/2018	30,000	33,975
Peabody Energy Corp.:
5.875%, 04/15/2016	215,000	210,700
7.875%, 11/01/2026	2,915,000	3,009,737
Petrohawk Energy Corp.:
7.875%, 06/01/2015	980,000	1,004,500
10.50%, 08/01/2014	495,000	546,975
Pioneer Natural Resources Co., 7.50%, 01/15/2020	1,190,000	1,201,900
Plains Exploration & Production Co., 8.625%, 10/15/2019	2,515,000	2,653,325
Range Resources Corp., 8.00%, 05/15/2019	50,000	53,250
Sabine Pass LNG, LP:
7.25%, 11/30/2013	1,645,000	1,538,075
7.50%, 11/30/2016	1,445,000	1,277,019

6

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
SandRidge Energy, Inc.:
8.00%, 06/01/2018 144A	$55,000	$54,725
8.75%, 01/15/2020 144A	1,585,000	1,632,550
Southwestern Energy Co., 7.50%, 02/01/2018	560,000	596,400
Stone Energy Corp., 8.625%, 02/01/2017	465,000	462,675
Tesoro Corp.:
6.50%, 06/01/2017	135,000	128,588
7.50%, 07/17/2012	990,000	973,061
9.75%, 06/01/2019	700,000	755,125
Williams Cos.:
7.50%, 01/15/2031	155,000	175,330
8.75%, 01/15/2020	75,000	96,375

		34,498,087

FINANCIALS 8.9%
Capital Markets 0.5%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	435,000	418,687
12.50%, 11/30/2017	2,663,000	3,075,765

		3,494,452

Commercial Banks 0.4%
CapitalSource, Inc., 12.75%, 07/15/2014 144A	1,735,000	1,899,825
Discover Bank, 8.70%, 11/18/2019	475,000	518,768
Zions Bancorp, 7.75%, 09/23/2014	220,000	211,200

		2,629,793

Consumer Finance 5.8%
Calpine Construction Finance Corp., 8.00%, 06/01/2016 144A	60,000	61,200
Cemex Finance, LLC, 9.50%, 12/14/2016 144A	425,000	432,438
CIT Group, Inc.:
7.00%, 05/01/2016	115,000	98,900
7.00%, 05/01/2017	460,000	392,150
Clearwire Communications Finance Corp., 12.00%, 12/01/2015 144A	2,705,000	2,745,575
Discover Financial Services, 10.25%, 07/15/2019	825,000	985,081
Ford Motor Credit Co., LLC:
8.70%, 10/01/2014	175,000	181,027
9.75%, 09/15/2010	2,718,000	2,804,378
9.875%, 08/10/2011	2,815,000	2,945,098
GMAC, LLC:
6.75%, 12/01/2014	1,298,000	1,262,305
6.875%, 09/15/2011	2,009,000	2,009,000
6.875%, 08/28/2012	1,844,000	1,830,170
7.00%, 02/01/2012	262,000	260,035
7.50%, 12/31/2013	3,710,000	3,691,450
8.00%, 12/31/2018	2,822,000	2,666,790
8.00%, 11/01/2031	3,069,000	2,933,741
Homer City Funding, LLC, 8.73%, 10/01/2026	1,040,078	1,029,677
International Lease Finance Corp.:
4.75%, 01/13/2012	840,000	741,182
4.875%, 09/01/2010	690,000	672,613
5.125%, 11/01/2010	35,000	33,989
JBS USA Finance, Inc., 11.625%, 05/01/2014 144A	3,170,000	3,566,250
Level 3 Financing, Inc., 10.00%, 02/01/2018 144A	410,000	383,350
Nielsen Financial LLC:
11.50%, 05/01/2016	10,000	11,200
Sr. Disc. Note, Step Bond, 0.00%, 08/01/2016 †	55,000	50,325
NiSource Finance Corp., 10.75%, 03/15/2016	10,000	12,789

7

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
Pinnacle Foods Finance, LLC:
9.25%, 04/01/2015 144A	$720,000	$730,800
10.625%, 04/01/2017	450,000	464,625
Sprint Capital Corp.:
6.875%, 11/15/2028	5,085,000	3,991,725
8.375%, 03/15/2012	1,605,000	1,633,088

		38,620,951

Diversified Financial Services 0.5%
Leucadia National Corp.:
7.125%, 03/15/2017	750,000	738,750
8.125%, 09/15/2015	2,655,000	2,714,737

		3,453,487

Real Estate Investment Trusts (REITs) 1.4%
Dupont Fabros Technology, Inc., 8.50%, 12/15/2017 144A	3,545,000	3,633,625
Host Marriott Corp.:
7.125%, 11/01/2013	810,000	816,075
9.00%, 05/15/2017 144A	235,000	251,450
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	965,000	967,412
7.00%, 01/15/2016	500,000	501,250
Ventas, Inc.:
6.75%, 04/01/2017	953,000	933,940
7.125%, 06/01/2015	1,139,000	1,150,390
9.00%, 05/01/2012	789,000	826,478

		9,080,620

Real Estate Management & Development 0.0%
Icahn Enterprises, LP:
7.75%, 01/15/2016 144A	20,000	19,050
8.00%, 01/15/2018 144A	60,000	57,150

		76,200

Thrifts & Mortgage Finance 0.3%
Residential Capital, LLC, 8.50%, 05/15/2010	1,675,000	1,662,438

HEALTH CARE 2.3%
Biotechnology 0.1%
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/2016 144A	520,000	533,000

Health Care Equipment & Supplies 0.1%
Biomet, Inc.:
10.375%, 10/15/2017 @	310,000	337,900
11.625%, 10/15/2017	315,000	346,500

		684,400

Health Care Providers & Services 1.8%
Apria Healthcare Group, 11.25%, 11/01/2014 144A	835,000	893,450
HCA, Inc.:
6.30%, 10/01/2012	440,000	432,300
7.875%, 02/01/2011	820,000	842,550
8.50%, 04/15/2019 144A	2,455,000	2,596,162
8.75%, 09/01/2010	1,101,000	1,123,020
9.25%, 11/15/2016	2,750,000	2,901,250
9.625%, 11/15/2016 @	1,331,000	1,410,860

8

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services continued
Omnicare, Inc., 6.125%, 06/01/2013	$660,000	$650,100
Prospect Medical Holdings, Inc., 12.75%, 07/15/2014	605,000	651,888
Symbion, Inc., 11.75%, 08/23/2015 @	362,317	289,854

		11,791,434

Life Sciences Tools & Services 0.2%
Bio-Rad Laboratories, Inc., 8.00%, 09/15/2016 144A	1,175,000	1,219,062

Pharmaceuticals 0.1%
Pfizer, Inc., 5.35%, 03/15/2015	900,000	998,109

INDUSTRIALS 5.0%
Aerospace & Defense 2.6%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	1,640,000	1,635,900
DAE Aviation Holdings, Inc., 11.25%, 08/01/2015 144A	490,000	449,575
GenCorp, Inc., 9.50%, 08/15/2013	470,000	481,750
GeoEye, Inc., 9.625%, 10/01/2015 144A	220,000	224,400
Hexcel Corp., 6.75%, 02/01/2015	1,465,000	1,410,063
L-3 Communications Holdings, Inc.:
5.20%, 10/15/2019 144A	50,000	50,375
5.875%, 01/15/2015	6,530,000	6,611,625
6.375%, 10/15/2015	2,394,000	2,423,925
Spirit AeroSystems Holdings, Inc., 7.50%, 10/01/2017 144A	440,000	443,300
TransDigm Group, Inc., 7.75%, 07/15/2014 144A	445,000	449,450
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	2,895,000	2,873,287

		17,053,650

Airlines 0.1%
Delta Air Lines, Inc.:
9.50%, 09/15/2014 144A	120,000	125,100
12.25%, 03/15/2015 144A	60,000	62,250
United Airlines, Inc., 10.40%, 05/01/2018	645,000	690,150

		877,500

Building Products 0.0%
Associated Materials, LLC, 9.875%, 11/15/2016 144A	60,000	63,600

Commercial Services & Supplies 1.2%
Browning-Ferris Industries, Inc., 9.25%, 05/01/2021	1,080,000	1,303,627
Casella Waste Systems, Inc., 11.00%, 07/15/2014 144A	795,000	862,575
Cornell Companies, Inc., 10.75%, 07/01/2012	160,000	163,200
Corrections Corporation of America:
6.25%, 03/15/2013	1,125,000	1,127,812
6.75%, 01/31/2014	325,000	325,813
7.75%, 06/01/2017	1,395,000	1,433,362
DigitalGlobe, Inc., 10.50%, 05/01/2014 144A	245,000	263,375
Geo Group, Inc., 7.75%, 10/15/2017 144A	1,105,000	1,127,100
Interface, Inc., Class A, 11.375%, 11/01/2013	295,000	333,350
Iron Mountain, Inc.:
6.625%, 01/01/2016	45,000	43,650
7.75%, 01/15/2015	150,000	151,125
SGS International, Inc., 12.00%, 12/15/2013	955,000	1,000,363

		8,135,352

Industrial Conglomerates 0.3%
Otter Tail Corp., 9.00%, 12/15/2016	1,835,000	1,912,988

9

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 0.6%
Commercial Vehicle Group, Inc., 13.00%, 02/15/2013 144A @	$3,425,000	$3,082,500
CPM Holdings, Inc., 10.625%, 09/01/2014 144A	645,000	686,925

		3,769,425

Road & Rail 0.1%
Kansas City Southern:
8.00%, 06/01/2015	55,000	56,581
13.00%, 12/15/2013	445,000	520,650
Swift Transportation Co., Inc.:
8.02%, 05/15/2015 144A	105,000	89,775
12.50%, 05/15/2017 144A	105,000	94,500

		761,506

Transportation 0.1%
United Maritime Group, 11.75%, 06/15/2015 144A	650,000	654,875

INFORMATION TECHNOLOGY 3.4%
Communications Equipment 0.4%
Brocade Communications Systems, Inc., 6.875%, 01/15/2020 144A	505,000	515,100
EchoStar Corp., 7.75%, 05/31/2015	320,000	329,600
Lucent Technologies, Inc., 6.45%, 03/15/2029	2,110,000	1,482,275

		2,326,975

Electronic Equipment, Instruments & Components 1.8%
Anixter International, Inc., 10.00%, 03/15/2014	1,475,000	1,628,031
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	1,870,000	1,860,650
Intcomex, Inc., 13.25%, 12/15/2014 144A	1,090,000	1,076,375
Jabil Circuit, Inc., 8.25%, 03/15/2018	5,085,000	5,529,938
Sanmina-SCI Corp., 8.125%, 03/01/2016	510,000	511,275
Viasystem Group, Inc., 12.00%, 01/15/2015 144A	1,350,000	1,458,000

		12,064,269

Internet Software & Services 0.2%
Terremark Worldwide, Inc., 12.00%, 06/15/2017 144A	1,390,000	1,539,425

IT Services 0.9%
First Data Corp.:
9.875%, 09/24/2015	670,000	597,975
10.55%, 09/24/2015	5,417,957	4,605,263
iPayment, Inc., 9.75%, 05/15/2014	825,000	699,188

		5,902,426

Semiconductors & Semiconductor Equipment 0.1%
Advanced Micro Devices, Inc., 5.75%, 08/15/2012	550,000	540,375
Spansion, Inc., 11.25%, 01/15/2016 144A •	110,000	132,000

		672,375

Software 0.0%
JDA Software Group, Inc., 8.00%, 12/15/2014 144A	185,000	191,244

MATERIALS 2.1%
Chemicals 0.1%
Huntsman International, LLC, 5.50%, 06/30/2016 144A	280,000	244,300
MacDermid, Inc., 9.50%, 04/15/2017 144A	228,000	230,280
Nalco Holding Co., 8.25%, 05/15/2017 144A	55,000	58,300
SOLUTIA, Inc., 8.75%, 11/01/2017	50,000	52,875

		585,755

10

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Construction Materials 0.5%
CPG International, Inc.:
10.50%, 07/01/2013	$1,730,000	$1,691,075
FRN, 7.18%, 07/01/2012	550,000	522,500
Headwaters, Inc., 11.375%, 11/01/2014 144A	765,000	803,250
Texas Industries, Inc., 7.25%, 07/15/2013	510,000	507,450

		3,524,275

Containers & Packaging 0.6%
Exopack Holding Corp., 11.25%, 02/01/2014	2,190,000	2,261,175
Graham Packaging Co., 8.25%, 01/01/2017 144A	1,105,000	1,088,425
Silgan Holdings, Inc., 7.25%, 08/15/2016	440,000	456,500

		3,806,100

Metals & Mining 0.6%
AK Steel Corp., 7.75%, 06/15/2012	485,000	487,425
Edgen Murray Corp., 12.25%, 01/15/2015 144A	905,000	864,275
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	45,000	48,713
8.375%, 04/01/2017	2,485,000	2,702,437
Indalex Holdings Corp., 11.50%, 02/01/2014 •	3,170,000	31,700

		4,134,550

Paper & Forest Products 0.3%
Clearwater Paper Corp., 10.625%, 06/15/2016 144A	545,000	604,950
Georgia Pacific Corp.:
8.125%, 05/15/2011	445,000	468,363
8.25%, 05/01/2016 144A	60,000	64,200
8.875%, 05/15/2031	230,000	246,675
Glatfelter, 7.125%, 05/01/2016	245,000	232,750
NewPage Corp., 11.375%, 12/31/2014	485,000	469,237

		2,086,175

TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 2.7%
Cincinnati Bell, Inc., 8.25%, 10/15/2017	955,000	957,387
Citizens Communications Co., 7.875%, 01/15/2027	1,720,000	1,560,900
FairPoint Communications, Inc., 13.125%, 04/01/2018 •	240,000	33,600
Frontier Communications Corp.:
8.125%, 10/01/2018	1,760,000	1,773,200
8.25%, 05/01/2014	200,000	209,500
Global Crossing, Ltd., 12.00%, 09/15/2015 144A	230,000	250,700
Qwest Corp.:
6.875%, 07/15/2028	300,000	258,000
7.125%, 04/01/2018 144A	640,000	624,000
7.125%, 11/15/2043	795,000	679,725
7.25%, 09/15/2025	1,040,000	998,400
7.50%, 06/15/2023	1,370,000	1,349,450
7.625%, 08/03/2021	230,000	211,600
8.00%, 10/01/2015 144A	5,000	5,175
8.875%, 03/15/2012	5,040,000	5,411,700
SBA Telecommunications, Inc., 8.00%, 08/15/2016 144A	605,000	627,688
Sorenson Communications, Inc., 10.50%, 02/01/2015 144A	605,000	570,213
West Corp., 9.50%, 10/15/2014	65,000	65,325
Windstream Corp., 7.875%, 11/01/2017 144A	2,040,000	2,014,500

		17,601,063

11

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.6%
CC Holdings GS V, LLC, 7.75%, 05/01/2017 144A	$60,000	$64,650
Cricket Communications, Inc.:
7.75%, 05/15/2016	1,045,000	1,051,531
9.375%, 11/01/2014	975,000	970,125
Crown Castle International Corp., 7.125%, 11/01/2019	75,000	74,438
iPCS, Inc., FRN, 4.28%, 05/01/2014 @	1,342,493	1,161,256
MetroPCS Communications, Inc., 9.25%, 11/01/2014	1,760,000	1,771,000
Sprint Nextel Corp.:
6.90%, 05/01/2019	425,000	378,250
Ser. D, 7.375%, 08/01/2015	2,840,000	2,563,100
Ser. F, 5.95%, 03/15/2014	2,850,000	2,522,250

		10,556,600

UTILITIES 5.3%
Electric Utilities 3.6%
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	7,345,000	8,635,377
CMS Energy Corp.:
8.50%, 04/15/2011	355,000	376,646
8.75%, 06/15/2019	55,000	62,706
Edison Mission Energy:
7.00%, 05/15/2017	60,000	47,400
7.20%, 05/15/2019	710,000	550,250
Energy Future Holdings Corp.:
10.00%, 01/15/2020 144A	785,000	802,663
FRN, 12.00%, 11/01/2017 @	2,305,818	1,694,776
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	235,000	225,600
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	3,614,632	3,885,730
Mirant North America, LLC, 7.375%, 12/31/2013	1,555,000	1,547,225
NRG Energy, Inc.:
7.25%, 02/01/2014	510,000	511,913
8.50%, 06/15/2019	1,305,000	1,311,525
Orion Power Holdings, Inc., 12.00%, 05/01/2010	3,735,000	3,781,687
Public Service Company of New Mexico, 7.95%, 04/01/2015	130,000	137,400

		23,570,898

Independent Power Producers & Energy Traders 1.6%
AES Corp.:
8.00%, 06/01/2020	50,000	50,125
8.875%, 02/15/2011	1,145,000	1,190,800
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	1,035,000	1,071,225
7.625%, 10/15/2026	2,255,000	1,713,800
Reliant Energy, Inc.:
6.75%, 12/15/2014	3,692,000	3,765,840
7.625%, 06/15/2014	1,395,000	1,339,200
9.24%, 07/02/2017	1,376,096	1,468,983
9.68%, 07/02/2026	160,000	170,400

		10,770,373

Multi-Utilities 0.1%
PNM Resources, Inc., 9.25%, 05/15/2015	555,000	595,931

Total Corporate Bonds (cost $310,098,241)		323,142,794

12

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 13.2%
CONSUMER DISCRETIONARY 0.5%
Media 0.3%
Central European Media Enterprises, Ltd.:
11.625%, 09/15/2016 EUR	450,000	$630,164
FRN, 2.62%, 05/15/2014 EUR	250,000	266,901
UPC Holding BV, 9.625%, 12/01/2019 EUR	700,000	997,803

		1,894,868

Multiline Retail 0.2%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	1,000,000	1,688,268

CONSUMER STAPLES 1.4%
Food & Staples Retailing 0.5%
McDonald’s Corp., 4.25%, 06/10/2016 EUR	700,000	1,015,729
Unilever plc, 4.75%, 06/16/2017 GBP	1,250,000	2,043,552

		3,059,281

Tobacco 0.9%
British American Tobacco plc, 5.50%, 09/15/2016 GBP	750,000	1,247,922
Imperial Tobacco Group plc, 8.375%, 02/17/2016 EUR	3,000,000	5,111,182

		6,359,104

FINANCIALS 7.3%
Capital Markets 0.1%
Morgan Stanley, 5.375%, 11/14/2013 GBP	560,000	935,993

Commercial Banks 3.5%
Eurofima, 6.25%, 12/28/2018 AUD	2,450,000	2,123,218
European Investment Bank:
3.125%, 04/15/2014 EUR	1,900,000	2,706,074
4.25%, 10/15/2014 EUR	3,000,000	4,491,737
6.125%, 01/23/2017 AUD	8,530,000	7,531,875
Instituto de Credito Oficial, 4.375%, 05/23/2012 EUR	1,800,000	2,627,356
KfW Bankengruppe, 4.50%, 03/26/2013 AUD	995,000	856,925
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	522,385
Rabobank Nederland, 4.00%, 09/10/2015 GBP	1,290,000	2,082,768

		22,942,338

Consumer Finance 1.6%
British American Tobacco Finance plc, 5.375%, 06/29/2017 EUR	1,400,000	2,114,740
Cemex Finance, LLC:
4.75%, 03/05/2014 EUR	350,000	407,024
9.625%, 12/14/2017 EUR	335,000	476,865
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	370,000	634,200
ISS Financing plc, 11.00%, 06/15/2014 EUR	450,000	680,078
Smurfit Kappa Funding plc, 7.25%, 11/15/2017 EUR	700,000	988,961
Toyota Motor Credit Corp., 8.50%, 12/21/2010 NZD	5,460,000	3,962,612
Virgin Media Finance plc, 8.75%, 04/15/2014 EUR	197,562	282,137
Wind Acquisition Finance SpA:
9.75%, 12/01/2015 EUR	300,000	437,787
11.75%, 07/15/2017 EUR	350,000	520,457

		10,504,861

Diversified Financial Services 0.7%
CEDC Financial Corporation International, Inc., 8.875%, 12/01/2016 EUR	400,000	568,465
FMG Finance Property, Ltd., 9.75%, 09/01/2013 EUR	1,770,000	2,577,054
General Electric Capital Corp., 7.625%, 12/10/2014 NZD	2,000,000	1,471,322

		4,616,841

13

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Thrifts & Mortgage Finance 1.4%
Realkredit Danmark, 2.00%, 01/01/2013 DKK	51,020,000	$9,350,127

HEALTH CARE 0.3%
Pharmaceuticals 0.3%
Pfizer, Inc., 4.75%, 06/03/2016 EUR	1,200,000	1,796,818

INDUSTRIALS 0.9%
Aerospace & Defense 0.3%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	1,430,000	2,066,958

Building Products 0.2%
HeidelbergCement AG, 8.00%, 01/31/2017 EUR	700,000	1,004,509

Commercial Services & Supplies 0.1%
Iron Mountain, Inc., 6.75%, 10/15/2018 EUR	600,000	811,102

Machinery 0.3%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	1,638,518
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	250,000	332,760

		1,971,278

MATERIALS 0.7%
Chemicals 0.3%
Kerling plc, 10.625%, 01/28/2017 EUR ☐	600,000	826,850
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	800,000	1,103,653

		1,930,503

Containers & Packaging 0.2%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	900,000	1,229,131
Pregis Corp., FRN, 5.68%, 04/15/2013 EUR	300,000	374,355

		1,603,486

Metals & Mining 0.2%
New World Resources NV, 7.375%, 05/15/2015 EUR	1,000,000	1,296,377

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
France Telecom:
4.75%, 02/21/2017 EUR	2,000,000	2,947,004
7.25%, 01/28/2013 EUR	1,850,000	2,908,803

		5,855,807

UTILITIES 1.2%
Independent Power Producers & Energy Traders 0.2%
Infinis plc, 9.125%, 12/15/2014 GBP	645,000	1,056,445

Multi-Utilities 1.0%
National Grid plc, 4.375%, 03/10/2020 EUR	3,000,000	4,175,707
Veolia Environnement SA, 4.00%, 02/12/2016 EUR	2,000,000	2,823,167

		6,998,874

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $85,688,676)		87,743,838

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 16.5%
Australia:
Ser. 124, 5.75%, 05/15/2021 AUD	3,900,000	3,527,486
Ser. 25CI, 3.00%, 09/20/2025 AUD	6,650,000	6,187,773
Denmark:
4.00%, 11/15/2015 DKK	27,100,000	5,343,275
4.00%, 11/15/2017 DKK	28,945,000	5,653,596

14

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
France, 2.25%, 07/25/2020 EUR	6,535,440	$9,692,054
Germany, 4.25%, 07/04/2039 EUR	5,850,000	8,562,560
Hungary, 6.75%, 02/24/2017 HUF	1,150,000,000	5,519,704
Italy, 4.25%, 09/01/2019 EUR	2,400,000	3,405,763
Korea:
5.25%, 09/10/2015 KRW	2,850,000,000	2,490,619
5.25%, 03/10/2027 KRW	4,635,000,000	3,878,211
Malaysia, 3.83%, 09/28/2011 MYR	20,900,000	6,250,589
Mexico, 9.50%, 12/18/2014 MXN	73,625,000	6,182,699
Netherlands:
3.75%, 01/15/2023 EUR	1,475,000	2,046,722
4.00%, 01/15/2037 EUR	4,350,000	5,987,484
New Zealand, 6.00%, 12/15/2017 NZD	5,855,000	4,201,142
Norway, 4.25%, 05/19/2017 NOK	58,000,000	10,056,601
Poland, 5.25%, 04/25/2013 PLN	14,350,000	4,951,992
Slovenia, 4.625%, 09/09/2024 EUR	1,425,000	2,005,793
Spain, 4.80%, 01/31/2024 EUR	2,600,000	3,711,484
Sweden, 3.75%, 08/12/2017 SEK	70,000,000	9,937,513

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $112,553,165)		109,593,060

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes, 4.375%, 11/15/2039 (cost $38,305)	$40,000	39,125

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.5%
FIXED-RATE 1.2%
Bear Stearns Securities Trust, Ser. 2007, Class AM, 5.92%, 06/11/2050	2,290,000	1,914,451
Credit Suisse Comml. Mtge. Trust, Ser. 2007-C5, Class A4, 5.70%, 09/15/2040	4,060,000	3,371,549
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG11, Class AM, 5.87%, 08/10/2017	2,920,000	2,420,368

		7,706,368

FLOATING-RATE 1.3%
American Home Mtge. Assets, Ser. 2006-2, Class 1A1, 1.44%, 09/25/2046	5,241,010	2,788,636
Banc of America Comml. Mtge., Inc., Ser. 2007-04, Class A4, 5.74%, 02/10/2051	3,654,000	3,392,696
GSR Mtge. Loan Trust, Ser. 2007-AR1, Class 2A1, 5.93%, 03/25/2037	1,577,296	1,157,754
Lehman XS Trust, Ser. 2006-18N, Class A5A, 0.40%, 12/25/2036	4,135,000	1,411,101

		8,750,187

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $16,089,818)		16,456,555

YANKEE OBLIGATIONS – CORPORATE 10.9%
CONSUMER DISCRETIONARY 0.5%
Hotels, Restaurants & Leisure 0.2%
Grupo Posadas SAB de CV, 9.25%, 01/15/2015 144A	1,035,000	1,060,875
Norwegian Cruise Line, Ltd., 11.75%, 11/15/2016 144A	60,000	63,600

		1,124,475

Household Durables 0.2%
Desarrolladora Homex SAB de CV, 9.50%, 12/11/2019 144A	1,075,000	1,105,054

Media 0.1%
UPC Germany GmbH, 8.125%, 12/01/2017 144A	720,000	742,226
UPC Holdings BV, 9.875%, 04/15/2018 144A	20,000	21,150
Videotron, Ltd.:
9.125%, 04/15/2018	85,000	91,800
9.125%, 04/15/2018 144A	50,000	53,750

		908,926

CONSUMER STAPLES 0.1%
Food & Staples Retailing 0.1%
Minerva Overseas, Ltd., 10.875%, 11/15/2019 144A	415,000	422,817

15

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Connacher Oil & Gas, Ltd.:
10.25%, 12/15/2015 144A	$2,380,000	$2,284,800
11.75%, 07/15/2014 144A	625,000	687,500
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A •	4,585,000	2,384,200
Mexichem SAB de CV, 8.75%, 11/06/2019 144A	1,300,000	1,400,818
OPTI Canada, Inc.:
7.875%, 12/15/2014	2,530,000	2,194,775
8.25%, 12/15/2014	1,120,000	985,600
9.00%, 12/15/2012 144A	855,000	876,375
P2021 Rig Co., 13.50%, 12/15/2013 144A	1,395,000	1,422,900
Teekay Corp., 8.50%, 01/15/2020	985,000	999,775

		13,236,743

FINANCIALS 2.6%
Commercial Banks 0.3%
KfW Bankengruppe, 4.875%, 06/17/2019	2,000,000	2,151,932

Consumer Finance 1.2%
Fibria Overseas Finance, Ltd., 9.25%, 10/30/2019 144A	420,000	472,443
Listrindo Capital B.V., 9.25%, 01/29/2015 144A	1,185,000	1,217,599
Petroplus Finance, Ltd.:
5.75%, 01/20/2020	2,150,000	2,138,713
6.75%, 05/01/2014 144A	80,000	74,000
Virgin Media Finance plc:
6.50%, 01/15/2018 144A	120,000	119,535
8.375%, 10/15/2019	85,000	87,125
9.125%, 08/15/2016	100,000	104,000
Wind Acquisition Finance SA, 11.75%, 07/15/2017 144A	3,365,000	3,659,438

		7,872,853

Diversified Financial Services 1.1%
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	3,165,000	3,584,362
FRN, 4.26%, 09/01/2011 144A	545,000	534,100
Manchester United Finance plc, 8.375%, 02/01/2017 144A	285,000	275,105
Preferred Term Securities XII, Ltd., FRN, 0.95%, 12/24/2033 + •	635,000	4,000
Ship Finance International, Ltd., 8.50%, 12/15/2013	2,515,000	2,455,269

		6,852,836

HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Elan Corporation plc, 8.75%, 10/15/2016 144A	80,000	78,900

INDUSTRIALS 1.9%
Road & Rail 1.9%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	4,875,000	4,801,875
8.00%, 02/01/2018 144A	6,660,000	6,576,676
12.50%, 04/01/2016	480,000	561,000
TFM de CV, 9.375%, 05/01/2012	696,000	713,400

		12,652,951

Transportation Infrastructure 0.0%
Navios Maritime Holdings, Inc., 8.875%, 11/01/2017 144A	145,000	150,075

MATERIALS 2.3%
Chemicals 0.2%
NOVA Chemicals Corp.:
8.375%, 11/01/2016 144A	475,000	477,969
8.625%, 11/01/2019 144A	675,000	680,906

		1,158,875

16

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS continued
Metals & Mining 1.4%
Evraz Group SA:
8.875%, 04/24/2013 144A	$1,030,000	$1,054,462
8.875%, 04/24/2013	480,000	492,000
Novelis, Inc., 7.25%, 02/15/2015	1,785,000	1,691,287
Teck Resources, Ltd.:
9.75%, 05/15/2014	885,000	1,011,113
10.75%, 05/15/2019	2,050,000	2,413,875
Vedanta Resources plc, 9.50%, 07/18/2018 144A	2,420,000	2,577,300

		9,240,037

Paper & Forest Products 0.7%
PE Paper Escrow GmbH, 12.00%, 08/01/2014 144A	685,000	756,925
Sappi, Ltd.:
6.75%, 06/15/2012 144A	1,675,000	1,624,750
7.50%, 06/15/2032 144A	3,865,000	2,608,875

		4,990,550

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 0.0%
Inmarsat plc, 7.375%, 12/01/2017 144A	85,000	87,647

Wireless Telecommunication Services 1.3%
Digicel Group, Ltd.:
8.25%, 09/01/2017 144A	815,000	790,550
12.00%, 04/01/2014 144A	800,000	888,000
Intelsat, Ltd.:
8.50%, 01/15/2013	2,495,000	2,519,950
8.50%, 11/01/2019 144A	850,000	869,125
8.875%, 01/15/2015	234,000	239,850
8.875%, 01/15/2015 144A	105,000	107,100
11.25%, 06/15/2016	275,000	292,188
Millicom International Cellular SA, 10.00%, 12/01/2013	260,000	268,450
Telesat Canada, Inc., 11.00%, 11/01/2015	905,000	1,011,337
Vimpel Communications:
8.375%, 04/30/2013 144A	45,000	47,644
9.125%, 04/30/2018 144A	1,625,000	1,755,000

		8,789,194

UTILITIES 0.2%
Electric Utilities 0.2%
E.ON AG, 5.80%, 04/30/2018	1,000,000	1,069,263
InterGen NV, 9.00%, 06/30/2017 144A	185,000	188,700

		1,257,963

Total Yankee Obligations – Corporate (cost $65,740,091)		72,081,828

CONVERTIBLE DEBENTURES 0.1%
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies, Inc., 2.875%, 06/15/2025 (cost $272,388)	565,000	485,900

LOANS 6.5%
CONSUMER DISCRETIONARY 1.6%
Abitibi Consolidated, Inc., FRN, 11.00%, 03/30/2010	776,355	722,010
Ford Motor Co., FRN, 3.24%-3.26%, 12/15/2013	521,148	489,963
Metaldyne Corp., FRN, 13.00%, 04/09/2014	2,499,999	2,587,249
MGM Mirage, FRN, 6.00%, 10/03/2011 <	760,693	732,434
Newsday, LLC, 10.50%, 07/15/2013	2,755,000	2,937,160

17

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Principal Amount	Value

LOANS continued
CONSUMER DISCRETIONARY continued
Sugarhouse HSP Gaming Properties, LP, FRN, 11.25%, 09/11/2014	$1,215,000	$1,208,439
Tower Automotive Holdings, FRN, 4.50%-4.56%, 07/31/2013	392,980	157,192
Tropicana Entertainment, LLC, FRN, 2.73%, 01/03/2012 •	1,970,000	600,870
Universal City Development, Ltd, 7.75%, 10/29/2014	1,215,000	1,216,652

		10,651,969

CONSUMER STAPLES 0.5%
Merisant Co., FRN, 7.50%, 01/08/2014	3,262,741	3,163,978

ENERGY 0.7%
Saint Acquisition Corp., FRN, 8.25%, 06/05/2014	1,572,447	1,508,873
Semgroup Energy Partners, FRN, 9.50%, 07/20/2012	2,925,000	2,922,894

		4,431,767

FINANCIALS 0.3%
CIT Group, Inc., FRN, 12.25%, 01/18/2012	890,000	920,180
Realogy Corp., FRN:
3.23%, 09/01/2014	280,430	249,145
3.25%, 09/01/2014	1,041,597	925,397

		2,094,722

HEALTH CARE 0.1%
HCA, Inc., FRN, 1.75%, 11/18/2012	785,680	741,250

INDUSTRIALS 0.6%
Commercial Vehicle Group, Inc., 15.00%, 02/15/2013	2,246,048	2,155,914
Neff Corp., FRN:
3.75%, 05/31/2013	613,750	509,683
3.75%, 11/30/2014	4,910,000	957,450

		3,623,047

MATERIALS 2.3%
LyondellBasell, FRN:
3.73%, 12/20/2013 <	510,738	374,539
3.98%, 12/22/2014 <	310,689	227,829
5.79%-6.56%, 04/06/2010 <	8,773,458	9,212,219
7.00%, 12/20/2013 <	1,348,164	988,608
13.00%, 04/06/2010 <	4,183,581	4,382,343

		15,185,538

TELECOMMUNICATION SERVICES 0.2%
FairPoint Communications, Inc., FRN, 2.75%, 03/08/2015 •	2,075,398	1,609,222

UTILITIES 0.2%
Scorpion Holding Co., Ltd., FRN, 7.73%, 05/08/2014	1,730,000	1,630,992

Total Loans (cost $44,044,546)		43,132,485

	Shares	Value

CLOSED END MUTUAL FUND SHARES 0.4%
Dreyfus High Yield Strategies Fund, Inc.	216,382	815,760
Eaton Vance Limited Duration Income Trust	53,764	829,579
ING Prime Rate Trust	12,336	70,809
LMP Corporate Loan Fund, Inc.	16,391	171,286
New America High Income Fund, Inc.	90,309	817,296

Total Closed End Mutual Fund Shares (cost $1,572,680)		2,704,730

18

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 2.0%
MUTUAL FUND SHARES 2.0%
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ## (cost $13,291,080)	13,291,080	13,291,080

Total Investments (cost $848,574,932) 131.6%		$872,386,446
Other Assets and Liabilities and Preferred Shares (31.6%)		(209,563,552)

Net Assets Applicable to Common Shareholders 100.0%		$662,822,894

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid.
††	The rate shown is the stated rate at the current period end.
@	Security is currently paying interest in-kind.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

Summary of Abbreviations
AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

For the period from November 1, 2009 to January 31, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

At January 31, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at January 31, 2010	In Exchange for U.S. $	Unrealized Gain (Loss)

03/01/2010	1,170,000,000	JPY	$12,962,956	$13,533,050	$(570,094)

Exchange Date	Contracts to Receive		U.S. Value at January 31, 2010	In Exchange for		U.S. Value at January 31, 2010	Unrealized Gain (Loss)

02/01/2010	1,280,235,000	JPY	$14,183,072	9,944,809	EUR	$13,788,468	$ 394,604
02/01/2010	10,134,054	EUR	14,050,856	1,280,235,000	JPY	14,183,072	(132,216)
02/26/2010	553,257,000	JPY	6,129,724	4,163,869	EUR	5,772,843	356,881
02/26/2010	79,721,178	MXN	6,078,858	553,257,000	JPY	6,129,725	(50,867)
02/26/2010	553,257,000	JPY	6,129,724	83,700,000	MXN	6,382,248	(252,524)
03/03/2010	41,260,000	JPY	457,141	282,423	GBP	451,354	5,787
03/03/2010	96,032,300	JPY	1,063,993	650,000	GBP	1,038,798	25,195
03/03/2010	905,000,000	JPY	10,026,975	6,280,361	GBP	10,036,960	(9,985)
03/25/2010	997,620,000	JPY	11,054,144	12,000,000	AUD	10,558,265	495,879
04/01/2010	1,070,000,000	JPY	11,856,487	8,473,234	EUR	11,746,486	110,001
04/13/2010	953,925,000	JPY	10,570,904	14,065,126	NZD	9,821,460	749,444
04/15/2010	3,913,227	EUR	5,424,708	6,200,000	AUD	5,442,574	(17,866)

19

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at January 31, 2010	In Exchange for U.S. $	Unrealized Gain (Loss)

03/01/2010	41,260,000	JPY	$ 457,138	$ 457,519	$ 381
03/22/2010	15,200,000	EUR	21,072,311	21,548,736	476,425
04/15/2010	115,715	EUR	160,410	172,276	11,866
04/15/2010	1,848,700	EUR	2,562,759	2,750,755	187,996

The Fund had average contract amounts of $110,731,823 and $18,078,665 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, for the period from November 1, 2009 through January 31, 2010.

At January 31, 2010, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

			Rating of		Fixed	Frequency		Upfront
		Reference	Reference		Payments	of		Premiums
		Debt	Debt	Notional	Made	Payments	Market	Paid/	Unrealized
Expiration	Counterparty	Obligation	Obligation*	Amount	by the Fund	Made	Value	(Received)	Gain (Loss)

06/20/2014	Goldman Sachs	Expedia, Inc., 7.46%, 08/15/2018 #	BBB-	$975,000	5.00%	Quarterly	$(162,632)	$(78,458)	$(84,174)
06/20/2014	UBS	Expedia, Inc., 7.46%, 08/15/2018 #	BBB-	415,000	5.00%	Quarterly	(69,223)	(11,125)	(58,098)

Credit default swaps on an index – Sell protection

					Fixed	Frequency		Upfront
			Rating of		Payments	of		Premiums
		Reference	Reference	Notional	Received	Payments	Market	Paid/	Unrealized
Expiration	Counterparty	Index	Index*@	Amount	by the Fund	Received	Value	(Received)	Gain (Loss)

12/13/2049	Credit Suisse	Markit CMBX North America AAA.3 #	AAA	$1,015,000	0.08%	Monthly	$(176,813)	$(274,073)	$ 97,260
12/13/2049	Goldman Sachs	Markit CMBX North America AAA.3 #	AAA	750,000	0.08%	Monthly	(130,650)	(278,695)	148,045

*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

@	Rating represents an average rating for the underlying securities within the index.
#	The Fund entered into the swap contract for speculative purposes.

The Fund had an average notional balance on credit default swaps of $6,013,797 for the period from November 1, 2009 through January 31, 2010.

As of January 31, 2010, reverse repurchase agreements outstanding were as follows:

Repurchase Amount	Counterparty	Interest Rate	Maturity Date

$33,951,162	Credit Suisse	0.29%	02/18/2010
33,744,269	Goldman Sachs	0.25%	02/18/2010
32,640,582	Morgan Stanley	0.25%	02/18/2010

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $853,190,624. The gross unrealized appreciation and depreciation on securities based on tax cost was $43,560,047 and $24,364,225, respectively, with a net unrealized appreciation of $19,195,822.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

20

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of January 31, 2010, the Fund had unfunded loan commitments of $6,250,485.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

EVERGREEN MULTI–SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Mutual fund shares	$2,704,730	$0	$0	$2,704,730
Mortgage-backed securities	0	220,171,606	0	220,171,606
Corporate debt securities	0	483,045,706	408,654	483,454,360
Loans	0	29,781,833	13,350,652	43,132,485
Debt securities issued by foreign governments	0	109,593,060	0	109,593,060
Debt securities issued by U.S. Treasury and U.S. government agencies	39,125	0	0	39,125
Short-term investments	13,291,080	0	0	13,291,080

	$16,034,935	$842,592,205	$13,759,306	$872,386,446

As of January 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$1,883,940	$0	$1,883,940

*	Other financial instruments include forwards and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Corporate debt securities	Loans	Total

Balance as of November 1, 2009	$3,014,385	$376,052	$11,927,339	$15,317,776
Realized gains or losses	(671,839)	0	491	(671,348)
Change in unrealized gains or losses	1,346,974	31,969	164,445	1,543,388
Amortization	0	633	89,669	90,302
Net purchases (sales)	(3,689,520)	0	1,168,708	(2,520,812)
Transfers in and/or out of Level 3	0	0	0	0

Balance as of January 31, 2010	$0	$408,654	$13,350,652	$13,759,306

Change in unrealized gains or losses included in earnings relating to securities still held at January 31, 2010	$0	$31,969	$164,445	$196,414

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Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Multi-Sector Income Fund

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: March 31, 2010

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: March 31, 2010